Equity Investment Agreement (Details Narrative) - USD ($) $ in Thousands	1 Months Ended	9 Months Ended
	May 25, 2022	Sep. 30, 2022	Aug. 15, 2022
Equity investment agreement, description	the Company entered into the Rubicon Equity Investment Agreement with certain investors, whereby, the investors have agreed to advance to the Company up to $8,000,000 and, upon consummation of the Mergers, and in exchange for the advancements, (a) the Company will cause to be issued up to 880,000 Class B Units of the Company and 160,000 shares of Class A Common Stock to the investors and (b) Sponsor will forfeit up to 160,000 shares of Class A Common Stock, in each case subject to actual amounts advanced by the investors. In accordance with the Rubicon Equity Investment Agreement, on May 25, 2022, the Company received $8,000,000 of cash from the investors.
Other expense	$ 800	$ 500
Common Class B [Member]
Shares issued			880,000
Common Class A [Member]
Shares issued			160,000
Forfeiture shares			160,000